Retirement benefit obligation (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Deferred compensation for employees deferred compensation for employees	The annual accrual is approximately 7% of total pay, with no ceiling, and is revalued each year by applying a pre-established rate of return of 1.50%, plus 75% of the Consumer Price Index
Defined contribution plan, maximum annual contributions per employee, percent	7.00%
Retirement benefit obligation	€ 55,192	€ 30,618